Mezzanine Equity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2013	May 11, 2011
Redeemable Noncontrolling Interest [Line Items]
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price		$ 2,409
Accretion charge	0	17,780	11,196
7Road [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of acquired equity interests					68.258%
Put option expiration year					2014
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price				$ 2,400